CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Accounts receivable, allowance for credit losses	$ 7,978	$ 4,083
Loans receivable, allowance for credit losses	20,872	0
Non-current assets
Loans receivable, allowance for credit losses	19,612	0
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	121,637	69,370
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	161,379	65,062
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	42,613	34,990
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	1,258
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	74,506	56,320
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	2,150,165	1,097,868
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	29,481
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	52,306	27,212
Non-current liabilities
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	358
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	177,870	144,000
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	343,297	160,708
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	1,840,406	1,356,332
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	1,526	975
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	976
VIEs [Member]
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	19,290	11,274
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	107,512	93,146
Advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	11,014	6,116
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	2,347	1,569
Short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	1,258
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	10,122	8,797
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	212,377	133,362
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	566	5,850
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,907	1,357
Long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	0	358
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	16,916	20,129
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	55,200	49,325
Convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	0	0
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	$ 107	$ 976
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	359,755,767	311,068,949
Ordinary shares, Outstanding (in shares)	359,755,767	311,068,949
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	152,175,703	152,175,703
Ordinary shares, Outstanding (in shares)	152,175,703	152,175,703